Goodwill And Intangible Assets (Carrying Amount Of Goodwill And Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Goodwill and Intangible Assets [Line Items]
Goodwill, Beginning balance	$ 915,602
Goodwill, Net Additions	49,280
Goodwill, Write-off	(2,600)
Goodwill, Ending balance	962,282	$ 915,602
Intangible assets, Beginning balance	63,177
Intangible assets, Net Additions	67,554
Intangible assets, Amortization	(14,427)	(10,423)	$ (12,366)
Intangible assets, Ending balance	116,304	63,177
Global Wealth Management [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Goodwill, Beginning balance	295,384
Goodwill, Net Additions	(24,605)
Goodwill, Ending balance	270,779	295,384
Intangible assets, Beginning balance	30,027
Intangible assets, Net Additions	21,230
Intangible assets, Amortization	(6,026)
Intangible assets, Ending balance	45,231	30,027
Institutional Group [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Goodwill, Beginning balance	620,218
Goodwill, Net Additions	73,885
Goodwill, Write-off	(2,600)
Goodwill, Ending balance	691,503	620,218
Intangible assets, Beginning balance	33,150
Intangible assets, Net Additions	46,324
Intangible assets, Amortization	(8,401)
Intangible assets, Ending balance	$ 71,073	$ 33,150